Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ (16,142)	$ (30,451)
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(25,556)	(12,798)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(29,355)	(33,101)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(738)	(789)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(22,095)	(23,446)
Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,490	14,087
CAD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(84)	(1,347)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,336)	(13,885)
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,716)	(3,454)
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(10,615)	(18,508)
CAD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(231)	(287)
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(11,805)	(13,400)
CAD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	15,599	14,856
EUR
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(58)	(1,092)
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(5,828)	(6,270)
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(9,004)	(4,086)
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(8,948)	(5,755)
EUR | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(267)	(270)
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,258)	(4,447)
EUR | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,359)	116
AUD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	161	(512)
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,078)	(2,522)
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(8,199)	(2,675)
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,604)	(2,834)
AUD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(68)	(53)
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,870)	(477)
AUD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,735)	(1,833)
GBP
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	111	(383)
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,907)	(1,338)
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,680)	(1,472)
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,561)	(1,466)
GBP | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(119)	(142)
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,085)	(4,315)
GBP | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,178	3,113
CHF | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,456)	(2,333)
CHF | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,074)	(628)
CHF | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,294)	(1,366)
CHF | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(48)	(37)
CHF | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(866)	(259)
CHF | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(322)	(1,299)
NZD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(152)	(167)
Other
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	15	(166)
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,537)	(4,103)
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,883)	(483)
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,333)	(3,172)
Other | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(5)	0
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(211)	(548)
Other | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 129	$ (866)